Geographic Segments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable segments	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Non-affiliates and affiliates attributable to polysilicon [Member]
Segment Reporting Information [Line Items]
Concentration percentage	0.40%	0.20%	12.40%